UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2014 (Unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 89.7%
Consumer Discretionary - 4.2%
Allison Transmission Holdings	31,210	$929,434
TRW Automotive Holdings *	12,360	1,017,475
		1,946,909
Consumer Staples - 4.6%
Ingredion	15,500	1,020,520
Kroger	26,440	1,108,894
		2,129,414
Energy - 9.3%
Denbury Resources	69,010	1,129,003
Noble	32,040	994,842
Whiting Petroleum *	16,070	1,104,170
WPX Energy *	60,700	1,069,534
		4,297,549
Financials # - 29.6%
American Financial Group	18,420	1,052,887
BOK Financial	17,610	1,139,895
Corrections Corporation of America - REIT	32,340	1,078,539
Eaton Vance	31,470	1,190,825
Fifth Third Bancorp	50,910	1,104,492
Fulton Financial	79,700	981,107
Investors Bancorp	30,590	811,247
Jones Lang LaSalle	8,340	1,027,488
Markel *	1,994	1,152,532
Mid-America Apartment Communities - REIT	15,070	1,019,335
Plum Creek Timber - REIT	24,850	1,075,757
Ryman Hospitality Properties - REIT	22,750	959,822
White Mountains Insurance Group	1,992	1,154,484
		13,748,410
Health Care - 5.4%
Hologic *	39,850	867,933
Patterson Companies	23,390	962,733
Universal Health Services, Class B	8,200	658,296
		2,488,962
Industrials - 14.4%
ADT	36,310	1,115,080
Babcock & Wilcox	34,000	1,120,640
Clean Harbors *	15,368	726,292
Exelis	35,150	718,114
Expeditors International of Washington	26,200	1,035,162
Joy Global	17,800	979,000
Valmont Industries	6,700	975,721
		6,670,009

Information Technology - 5.1%
DST Systems	7,440	699,211
KLA-Tencor	14,560	948,584
Synopsys *	17,550	709,020
		2,356,815
Materials - 5.9%
Ashland	11,010	1,039,014
Greif, Class A	19,300	966,158
International Flavors & Fragrances	7,750	726,872
		2,732,044
Utilities - 11.2%
AGL Resources	21,980	1,033,939
Entergy	18,690	1,192,796
Great Plains Energy	33,070	868,749
Public Service Enterprise Group	26,680	978,089
Vectren	29,780	1,145,636
		5,219,209
TOTAL COMMON STOCKS
(Cost $37,973,185)		41,589,321

SHORT-TERM INVESTMENT - 10.1%
Invesco Treasury Portfolio, 0.01% ^
(Cost $4,701,220)	4,701,220	4,701,220

Total Investments - 99.8%
(Cost $42,674,405)		46,290,541
Other Assets and Liabilities, Net - 0.2%		92,130
Total Net Assets - 100.0%		$46,382,671

* Non-income producing security.
#
As of February 28, 2014, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^ Variable rate security - The rate shown is the rate in effect at February 28, 2014.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$41,589,321	$-	$-	$41,589,321
Short-Term Investment	4,701,220	-	-	4,701,220
Total Investments in Securities	$46,290,541	$-	$-	$46,290,541

Transfers between levels are recognized at the beginning of the reporting period. During the period ended February 28, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Reinhart Mid Cap Private Market Value Fund

Cost of investments	$ 42,674,405

Gross unrealized appreciation	4,383,282
Gross unrealized depreciation	(767,146)
Net unrealized appreciation	$ 3,616,136

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  April 24, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  April 24, 2014